OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Total Operating lease cost	$ 292	$ 830	$ 1,383	$ 1,412